CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss		¥ (1,026,400)	$ (161,058)	¥ (1,753,352)	¥ (601,455)
Net loss from discontinued operations		(100,267)	(15,734)	(954,327)	(141,078)
Depreciation and amortization		30,098	4,723	15,462	10,525
Share-based compensation		72,201	11,330	36,425	23,336
Fair value changes of short-term investments		668	105	(873)	(793)
Allowance/(Reversal) for doubtful accounts/expected credit losses		(4,523)	(710)	12,120	1,897
Provision/(Reversal) of allowance for inventory		10,176	1,597	(3,162)	3,162
Impairment of long-term investments		7,000	1,098
Impairment of intangible assets from business combination (Note 5)		56,778	8,911	0	0
Remeasured loss from previously held interest (Note 15)		2,456	385
Deferred income taxes (Note 10)		(8,963)	(1,406)
Unrealized exchange (gains)/loss		1,391	217	16,252	(1,783)
Others		3,048	478	879	122
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable		24,841	3,898	(80,057)	(122,010)
Inventories		(146,709)	(23,022)	(54,647)	(40,484)
Prepayment and other current assets		25,880	4,061	(120,778)	(27,617)
Amounts due from NetEase Group		(2,111)	(331)	10,849	(3,690)
Operating lease right-of-use assets		29,022	4,554	9,901	2,035
Other assets		(6,327)	(993)	(6,670)	(6)
Contract liabilities		115,462	18,119	545,814	183,783
Accounts payables		12,453	1,954	78,629	28,117
Payroll payable		85,423	13,405	68,249	20,917
Taxes payable		(2,156)	(338)	28,842	8,588
Accrued liabilities and other payables		34,344	5,389	249,703	87,260
Amounts due to NetEase Group		11,640	1,827	17,044	4,170
Long-term lease liabilities		(47,939)	(7,523)	(33,351)	(4,702)
Other non-current liabilities		(1,632)	(255)	(1,474)	5,517
Net cash used in continuing operating activities		(623,566)	(97,851)	(9,868)	(282,033)
Net cash used in discontinued operating activities		(722,844)	(113,430)	(311,694)	(90,237)
Net cash used in operating activities		(1,346,400)	(211,281)	(321,562)	(372,270)
Cash flows from investing activities:
Purchases of short-term investments		(779,500)	(122,321)	(1,683,000)	(216,000)
Proceeds of maturities of short-term investments		860,000	134,953	1,220,000	145,882
Placements of time deposits		(897,916)	(140,903)	(20,663)	(1,522,270)
Proceeds from maturities of time deposits		907,759	142,447	1,327,451	526,505
Cash paid for business combinations, net of cash acquired (Note 5)		43,216	6,782	(6,398)
Purchase of intangible assets		(596)	(94)		(29)
Purchases of property, equipment and software		(63,477)	(9,961)	(30,770)	(18,081)
Proceeds from disposal of property, equipment and software		2,114	332	925	2,054
Impact on cash and cash equivalents from an entity disposed		(1,521)	(239)
Payment for long-term investments		(27,380)	(4,297)	(40,490)	(2,000)
Net cash (used in)/provided by continuing investing activities		42,699	6,699	767,055	(1,083,939)
Net cash (used in)/provided by discontinued investing activities		4,375	687	(6,084)	(66)
Net cash (used in)/provided by investing activities		47,074	7,386	760,971	(1,084,005)
Cash flows from financing activities:
Proceeds from the issuance of IPO shares, net of issuance cost					630,364
Proceeds from concurrent private placement					881,662
Proceeds from the issuance of follow-on offering shares, net of issuance cost (Note 13)		1,498,627	235,167
Payment of offering expenses				(7,909)
Funding from NetEase Group					75,643
Proceeds from long-term loans from NetEase Group		257,522	40,411
Proceeds from issuance of ordinary shares pursuant to incentive plan		27,564	4,326	34,468
Net cash provided by financing activities	[1]	1,783,713	279,904	26,559	1,587,669
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(21,029)	(3,300)	(30,097)	196
Net increase in cash, cash equivalents and restricted cash		463,348	72,709	435,871	131,590
Cash, cash equivalents and restricted cash at the beginning of the year		609,199	95,597	173,328	41,738
Cash, cash equivalents and restricted cash at the end of the year		1,072,547	168,306	609,199	173,328
Supplemental disclosures of cash flow information:
Cash paid for income tax expenses		9,686	1,520	8,372	4,839
Cash paid for interest expense		28,567	4,483	28,597	29,786
Non-cash investing and financing activities:
Accretions of convertible redeemable preferred shares to redemption value					35,893
Payables for offering expenses					¥ 8,417
Unpaid consideration for business combination (Note 12)		5,129	805
Changes in accrued liabilities and other payables related to property, equipment and software addition		¥ 5,531	$ 868	7,068
Receivable from agent for issuance of ordinary shares pursuant to incentive plan				¥ 3,138

[1]	There was no financing activity from discontinued operations.